                       SECURITY FIRST SEPARATE ACCOUNT A
        SUPPLEMENT TO CAPITAL STRATEGIST PROSPECTUS DATED JUNE 18, 1999
                                  JULY 2, 1999
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The following replaces the information entitled "Equity Income Portfolio" in the
Fund Annual Expense table found on page 11.

---------------------------------------------------
                                   Fidelity VIP
                                   Growth Portfolio
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  (a)    Management Fee            0.59%
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  (b)    Other Expenses            0.07%
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  (c)    Total Annual
         Expenses                  0.66%
---------------------------------------------------